Financial Instruments (Details 5) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debentures		$ (173,571)	$ (44,962)
Lease liability		(12,396)	(10,240)
Current liabilities		(1,629,205)	$ (592,040)
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(4,161)
Liability in respect of put option	[1]	(24,961)
Loans from non-controlling interests	[1]	(87,402)
Debentures	[1],[2]	(1,094,093)
Credit and loans from banks and other financial institutions	[1],[2]	(4,910,494)
Liability in respect of tax equity arrangements	[1]	(148,861)
Lease liability	[1],[2]	(424,897)
Current liabilities	[1]	(6,694,869)
Liquidity risk [member] | 2026
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(412)
Liability in respect of put option	[1]	(24,961)
Loans from non-controlling interests	[1]	(12,615)
Debentures	[1],[2]	(199,941)
Credit and loans from banks and other financial institutions	[1],[2]	(983,595)
Liability in respect of tax equity arrangements	[1]	(16,768)
Lease liability	[1],[2]	(16,175)
Current liabilities	[1]	(1,254,467)
Liquidity risk [member] | 2027
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(412)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(11,070)
Debentures	[1],[2]	(203,781)
Credit and loans from banks and other financial institutions	[1],[2]	(1,056,547)
Liability in respect of tax equity arrangements	[1]	(15,976)
Lease liability	[1],[2]	(17,491)
Current liabilities	[1]	(1,305,277)
Liquidity risk [member] | 2028
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(412)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(11,878)
Debentures	[1],[2]	(183,148)
Credit and loans from banks and other financial institutions	[1],[2]	(276,482)
Liability in respect of tax equity arrangements	[1]	(15,961)
Lease liability	[1],[2]	(17,162)
Current liabilities	[1]	(505,043)
Liquidity risk [member] | 2029
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(412)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(11,528)
Debentures	[1],[2]	(199,764)
Credit and loans from banks and other financial institutions	[1],[2]	(296,946)
Liability in respect of tax equity arrangements	[1]	(15,939)
Lease liability	[1],[2]	(16,954)
Current liabilities	[1]	(541,543)
Liquidity risk [member] | 2030
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(412)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(11,505)
Debentures	[1],[2]	(81,558)
Credit and loans from banks and other financial institutions	[1],[2]	(227,615)
Liability in respect of tax equity arrangements	[1]	(10,910)
Lease liability	[1],[2]	(16,415)
Current liabilities	[1]	(348,415)
Liquidity risk [member] | After 2030
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	[1]	(2,101)
Liability in respect of put option	[1]	0
Loans from non-controlling interests	[1]	(28,806)
Debentures	[1],[2]	(225,901)
Credit and loans from banks and other financial institutions	[1],[2]	(2,069,309)
Liability in respect of tax equity arrangements	[1]	(73,307)
Lease liability	[1],[2]	(340,700)
Current liabilities	[1]	$ (2,740,124)

[1]	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.
[2]	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.